Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

11. Derivative Liabilities

(a) Investor Warrants

The exercise price of our investor warrants described below is denominated in SEK; however, the functional currency of the Company is DKK. Consequently, the value of the proceeds on exercise is not fixed and will vary based on foreign exchange rate movements. The investor warrants when issued other than as compensation for goods and services are therefore a derivative for accounting purposes and are required to be recognized as a derivative liability and measured at fair value at each reporting period. Any changes in fair value from period to period are recorded as non-cash gain or loss in the consolidated statements of comprehensive loss. Upon exercise, the holders will pay the Company the respective exercise price for each investor warrant exercised in exchange for one common share of the Company and the fair value at the date of exercise and the associated non-cash liability will be reclassified to share capital. The non-cash liability associated with any investor warrants that expire unexercised will be recorded as a gain in the consolidated statements of comprehensive loss. There are no circumstances in which the Company would be required to pay any cash upon exercise or expiry of the investor warrants.

In connection with subscriptions of Offer Units in the rights issue carried out April/May 2019, 20,166,221 investor warrants (“TO1 warrants”) have been granted to investors. All Warrants were vested as per the grant date. A warrant gives the right, during a fixed period to subscribe for nominal $0.01 (DKK 0.05) common share in the Company at $0.9 (SEK 7.5) (the “Exercise Price”), converted into DKK using the official exchange rate between DKK and SEK on the exercise day. All TO1 warrants were expired in the period ended December 31, 2020.

In connection with subscriptions of Offer Units in the rights issue carried out October — December 2019, 50,341,080 investor warrants (“TO2 warrants”) have been granted to investors. All Warrants were vested as per the grant date. A warrant gives the right, during a fixed period to subscribe for nominal $0.01 (DKK 0.05) common share in the Company $0.69 (SEK 6,0) (the “Exercise Price”), converted into DKK using the official exchange rate between DKK and SEK on the exercise day. Each warrant carries the right to subscribe for one common share. Investors in the Rights Issue will have the possibility to exercise their warrants in five two-week windows during the 24-months period during which the warrants may be exercised. These periods are: April 1, 2020 – April 15, 2020, September 1, 2020 – September 15, 2020, February 1, 2021 – February 15, 2021, May 1, 2021 – May 15, 2021 and September 1, 2021 – September 15, 2021.

In connection with subscriptions of Offer Units in the rights issue carried out in June 2021, 145,161,083 investor warrants (“TO3 warrants”) have been granted to investors. All Warrants were vested as per the grant date and expire June 30, 2023 and are exercisable for $0.20 (SEK 1,70).

The table below summarizes the number of investor warrants that were outstanding, their weighted average exercise price (“WAEP”) as at June 30, 2021 and December 31, 2020, as well as the movements during the respective periods:

	Six months ended June 30, 2021		Year ended December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding, opening	54,337,944	$0.71	70,507,301	$0.69
Granted	145,161,083	0.65	3,996,864	$0.36
Expired	—	—	(20,166,221)	$0.82
Outstanding, ending	199,499,027	$0.66	54,337,944	$0.71
Exercisable, ending	199,499,027	$0.66	54,337,944	$0.71

(b) Financing Facility

Effective November 29, 2018 the Company established a convertible debt facility (the “Facility”) for funding of up to SEK 200 million to be funded in up to 20 tranches of SEK 10 million each over a 24 month term and bearing interest at 2% per annum. Five of the tranches were receivable under the Facility at the discretion of the investor and the Facility was convertible into shares and warrants at 50% of the nominal amount of the notes.

The Company has evaluated the terms of the Financing Facility in accordance with ASC 815-40-15 and ASC 815-40-25 and determined that the instrument is a derivative. Accordingly, the accounting treatment is the same as that described in Note 12(a) above.

On June 3, 2019 the Company settled one of the five tranches and in February 2020 the balance of the committed tranches were settled by receipt of $1 million (SEK 10,5 million) from the investor in cash, in exchange for a subscription of 9,330,000 common shares in the Company (Settlement Shares) valued at $2.5 million and the issuance of 3,996,864 investor warrants at an exercise price of $0.38 each (Settlement Warrants) valued at $0.6 million as of the February 23, 2020 grant date.

All Settlement Warrants immediately vested on the grant date. A warrant gives the right, during a fixed period to subscribe for nominal $0.01 (DKK 0.05) common share in the Company at $0.4 (SEK 3,3) (the “Exercise Price”), converted into DKK using the official exchange closing rate between DKK and SEK on the last business day prior to the exercise. Each warrant carries the right to subscribe for one common share over 36 months.

As at June 30, 2021, the weighted average contractual life of all of the investor warrants described in this Note 11 (a) and (b) is 1.54 years. The weighted average exercise price for the warrants as at the end of June 30, 2021, is $0.33 each.

The derivative liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value is presented in the following tables:

	Financing Facility*		T01 Warrants	T02 Warrants		T03 Warrants
			Warrants issued May 2019	Warrants issued December 2019		Warrants issued June 2021
	June 30, 2021 $	December 31, 2020 $	December 31, 2020 $	June 30, 2021 $	December 31, 2020 $
Balance beginning	102	2,138	14	47	1,641	—
Issued during the period	—	—	—	—	—	6,177
Change in fair value	20	(524)	(14)	(38)	(1,594)	—
Amount transferred to Equity*	—	(1,412)	—	—	—	—
Translation effect	(3)	(100)	—	—	—	—
Balance – end of year	119	102	—	9	47	6,177
Fair value per warrant issuable at period end	0.03	0.026	—	0.0002	0.0009	0.27

____________

*        The December 31, 2019 $2,935 estimated fair value of the Financing Facility comprises the $673 cash settlement paid by the Company in June 2019, and the $2,262 market value of 9,330,000 common shares and 3,996,864 warrants issued on settlement of the Facility on February 23, 2020. The 3,996,864 warrants are exchangeable into one common share each at $0.34 (SEK 3.3) for 36 months.

The fair value of the Company’s derivative warrant liabilities were estimated using the Black-Scholes option pricing model and based on the following assumptions:

	Warrants issued February 2020		Warrants issued December 2019		Warrants issued June 2021
	Settlement Warrants for the termination of Financing Facility		T02 Warrants		T03 Warrants
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021
Exercise price	$0.38 – (SEK3.3)	$0.40 – (SEK3.3)	$0.69 – (SEK6.0)	$0.73 – (SEK6.0)	$0.20 – (SEK1.70)
Share price	$0.10 – (SEK0.92)	$0.10 – (SEK0.80)	$0.10 – (SEK0.92)	$0.10 – (SEK0.80)	$0.10 – (SEK0.92)
Risk-free interest	(0.52%)	(0.41%)	(0.52%)	(0.57%)	(0.52%)
Expected dividend yield	(0%)	(0%)	(0%)	(0%)	(0%)
Contractual life (years)	1.67	2.17	0.21	0.71	0.74
Expected volatility	104.20%	106.50%	104.20%	106.50%	104.20%

The Company measured its derivative warrant liabilities on a recurring basis using level 3 inputs (see Note 17).

14. Derivative Liabilities

(a) Investor Warrants

The exercise price of our investor warrants described below is denominated in SEK; however, the functional currency of the Company is DKK. Consequently, the value of the proceeds on exercise is not fixed and will vary based on foreign exchange rate movements. The investor warrants when issued other than as compensation for goods and services are therefore a derivative for accounting purposes and are required to be recognized as a derivative liability and measured at fair value at each reporting period. Any changes in fair value from period to period are recorded as non-cash gain or loss in the consolidated statements of comprehensive loss. Upon exercise, the holders will pay the Company the respective exercise price for each investor warrant exercised in exchange for one common share of the Company and the fair value at the date of exercise and the associated non-cash liability will be reclassified to share capital. The non-cash liability associated with any investor warrants that expire unexercised will be recorded as a gain in the consolidated statements of comprehensive loss. There are no circumstances in which the Company would be required to pay any cash upon exercise or expiry of the investor warrants.

In connection with subscriptions of Offer Units in the rights issue carried out April/May 2019, 20,166,221 investor warrants (“TO1 warrants”) have been granted to investors in connection with subscription of Offer Units in the rights issued carried out April/May 2019. All Warrants were vested as per the grant date. A warrant gives the right, during a fixed period to subscribe for nominal $0.01 (DKK 0.05) common share in the Company at $0.9 (SEK 7.5) (the “Exercise Price”), converted into DKK using the official exchange rate between DKK and SEK on the exercise day. All TO1 warrants were expired in the period ended December 31, 2020.

In connection with subscriptions of Offer Units in the rights issue carried out October — December 2019, 50,341,080 investor warrants (“TO2 warrants”) have been granted to investors in connection with subscription of Offer Units in the rights issued carried out October — December 2019. All Warrants were vested as per the grant date. A warrant gives the right, during a fixed period to subscribe for nominal $0.01 (DKK 0.05) common share in the Company $0.7 (SEK 6,0) (the “Exercise Price”), converted into DKK using the official exchange rate between

DKK and SEK on the exercise day. Each warrant carries the right to subscribe for one common share. Investors in the Rights Issue will have the possibility to exercise their warrants in five two-week windows during the 24-months period during which the warrants may be exercised. These periods are: April 1, 2020 – April 15, 2020, September 1, 2020 – September 15, 2020, February 1, 2021 – February 15, 2021, May 1, 2021 – May 15, 2021 and September 1, 2021 – September 15, 2021.

The table below summarizes the number of investor warrants that were outstanding, their weighted average exercise price (“WAEP”) as at December 31, as well as the movements during the year.

	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at January 1	70,507,301	$0.69	—	—
Granted	3,996,864	$0.36	70,507,301	$0.68
Expired	(20,166,221)	$0.82	—	—
Outstanding at December 31	50,341,080	$0.71	70,507,301	$0.69
Exercisable at December 31	50,341,080	$0.71	70,507,301	$0.69

(b) Financing Facility

Effective November 29, 2018 the Company established a convertible debt facility (the “Facility”) for funding of up to SEK 200 million to be funded in up to 20 tranches of SEK 10 million each over a 24 month term and bearing interest at 2% per annum. Five of the tranches receivable under the Facility were at the discretion of the investor and the Facility was convertible into shares and warrants at 50% of the nominal amount of the notes.

The Company has evaluated the terms of the Financing Facility in accordance with ASC 815-40-15 and ASC 815-40-25 and determined that the instrument is a derivative. Accordingly, the accounting treatment is the same as that described for Investor Warrants in Note 14(a) above.

On June 3, 2019 the Company settled one of the five tranches with a cash payment of $673 (SEK 6,4 million) and in February 2020 the balance of the committed tranches were settled by receipt of $1 million (SEK 10,5 million) from the investor in cash, in exchange for a subscription of 9,330,000 common shares in the Company (Settlement Shares) valued at $2.5 million and the issuance of 3,996,864 investor warrants (Settlement Warrants) valued at $625 as of the February 23, 2020 grant date.

All Settlement Warrants immediately vested on the grant date. A warrant gives the right, during a fixed period to subscribe for nominal $0.01 (DKK 0.05) common share in the Company at $0.4 (SEK 3,3) (the “Exercise Price”), converted into DKK using the official exchange closing rate between DKK and SEK on the last business day prior to the exercise. Each warrant carries the right to subscribe for one common share over 36 months.

(c) Valuation of Derivative Liabilities

The derivative liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value is presented in the following tables:

			T01 Warrants		T02 Warrants
	Financing Facility*		Warrants issued May 2019		Warrants issued December 2019
	December 31, 2020 $	December 31, 2019 $	December 31, 2020 $	December 31, 2019 $	December 31, 2020 $	December 31, 2019 $
Balance beginning	2,138	2,935	14	—	1,641	—
Issued during the year	—	—	—	1,741	—	1,773
Change in fair value	(524)	—	(14)	(1,727)	(1,594)	(132)
Partial settlement – cash	—	(673)	—	—	—	—
Amount transferred to Equity*	(1,412)	—	—	—	—	—
Translation effect	(100)	(124)	—	—	—	—
Balance – end of year	102	2,138	—	14	47	1,641
Fair value per warrant issuable	0.026	—	—	0.001	0.001	0.033

____________

*        The December 31, 2019 $2,935 estimated fair value of the Financing Facility comprises the $673 cash settlement paid by the Company in June 2019, and the $2,262 market value of 9,330,000 common shares and 3,996,864 warrants issued on settlement of the Facility on February 23, 2020. The 3,996,864 warrants are exchangeable into one common share each at $0.34 (SEK 3.3) for 36 months.

The fair value of the Company’s derivative warrant liabilities were estimated initially and on a quarterly basis using the Black-Scholes option pricing model and based on the following assumptions (see Note 16 for a detailed description of the assumptions):

	Warrants issued February 2020		Warrants issued May 2019	Warrants issued December 2019
	Settlement Warrants for the termination of Financing Facility		T01 Warrants	T02 Warrants
	December 31, 2020	Grant date February 23, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Exercise price	$0.40 – (SEK 3.3)	$0.34 – (SEK 3.3)	$0.80 – (SEK 7.5)	$0.73 – (SEK 6.0)	$0.64 – (SEK 6.0)
Share price	$0.10 – (SEK 0.80)	$0.27 – (SEK 2.61)	$0.18 – (SEK 1.70)	$0.10 – (SEK 0.80)	$0.18 – (SEK 1.70)
Risk-free interest	(0.41)%	(0.38)%	(0.68)%	(0.57)%	(0.68)%
Expected dividend yield	(0)%	(0)%	(0)%	(0)%	(0)%
Contractual life (years)	2.17	3.00	0.42	0.71	1.71
Expected volatility	106.50%	104.10%	97.90%	106.50%	97.90%

As of December 31, 2020, the effect of an increase or a decrease of 5% of the volatility used, which is the significant unobservable input in the fair value estimate, would result in a loss of $30 or a profit of $26 of respectively.

As at December 31, 2020, the effect of a 5% strengthening of the U.S. dollar against the SEK, would result in a profit of $7. An assumed 5% weakening of the U.S. dollar against the SEK would have an equal but opposite effect on the basis that all other variables remained constant.